Leases - Schedule of sale leaseback payments due (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	$ 1,273,413	$ 1,744,859	$ 1,768,510
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	117,588	221,205	198,879
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	524,781	893,291	$ 1,135,969
Sale and leaseback agreement
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	63,932	64,773
Sale and leaseback agreement | Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	49,218	32,903
Sale and leaseback agreement | Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Other borrowings (Note 16)	$ 14,714	$ 31,870